Intangible Assets (Details) - Schedule of Breakdown of Intangible Assets - USD ($) $ in Thousands	Sep. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 29,450	$ 29,450	$ 29,177
Accumulated amortization	(19,500)	(18,257)	(16,338)
Intangible assets, net	9,950	11,193	12,839
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	8,282	8,282	8,217
Accumulated amortization	(5,359)	(4,928)	(4,315)
Intangible assets, net	2,923	3,354	3,902
Non Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,215	2,215	2,134
Accumulated amortization	(2,215)	(2,215)	(2,134)
Intangible assets, net
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	18,953	18,953	18,826
Accumulated amortization	(11,926)	(11,114)	(9,889)
Intangible assets, net	$ 7,027	$ 7,839	$ 8,937